DISAGGREGATION OF REVENUE (Tables)	6 Months Ended
Jun. 30, 2025
Revenue from Contract with Customer [Abstract]
SCHEDULE OF DISAGGREGATION OF REVENUE

The following tables present the Company’s revenue disaggregated by business segment, based on management’s assessment of available data:

	Six Months ended June 30,
	2025	2024
	$’000	$’000

Revenue from contracts	5,977	3,561
Revenue from maintenance works and services and others	211	458

	6,188	4,019

- Over time	5,977	3,561
- At a point in time	211	458

	6,188	4,019

	Six Months ended June 30,
	2025	2024
	$’000	$’000

Singapore	6,188	4,019

	6,188	4,019